UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21349

Name of Fund: BlackRock Limited Duration Income Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock Limited Duration Income
      Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—139.1%
		Corporate Bonds—52.9%
		Aerospace & Defense—1.4%
$1,560		AAR Corp., Ser. A2, 8.39%, 5/15/11	$1,575,600
745	[1]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	737,550
5,236		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	5,340,720
		DRS Technologies, Inc.,
330		6.875%, 11/01/13	316,800
310		7.625%, 2/01/18	297,600
755		Sequa Corp., 9.00%, 8/01/09	785,200
570	[1]	TransDigm, Inc., 7.75%, 7/15/14	558,600
		Total Aerospace & Defense	9,612,070
		Automotive—2.3%
850		Accuride Corp., 8.50%, 2/01/15	807,500
		AutoNation, Inc.,
690		7.00%, 4/15/14	645,150
690	[2]	7.36%, 4/15/13	641,700
7,500	[3]	DaimlerChrysler NA Holding Corp., 4.05%, 6/04/08	7,391,587
500		Ford Capital BV, 9.50%, 6/01/10 (Netherlands)	490,000
1,575		Lear Corp., Ser. B, 8.75%, 12/01/16	1,456,875
1,000	[3]	Metaldyne Corp., 11.00%, 11/01/13	980,000
3,500		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	3,473,750
		Total Automotive	15,886,562
		Basic Materials—4.4%
1,480		Abitibi-Consolidated, Inc., 6.00%, 6/20/13 (Canada)	1,169,200
2,200		AK Steel Corp., 7.75%, 6/15/12	2,178,000
1,100	[1]	American Pacific Corp., 9.00%, 2/01/15	1,089,000
670	[2]	Bowater, Inc., 8.36%, 3/15/10	633,150
120		Chemtura Corp., 6.875%, 6/01/16	110,700
750		CPG Intl. I, Inc., 10.50%, 7/01/13	727,500
		Domtar, Inc. (Canada)
300		7.125%, 8/15/15	279,750
140		7.875%, 10/15/11	137,550
		Freeport-McMoRan Copper & Gold, Inc.,
4,585	[3]	8.375%, 4/01/17	4,814,250
750	[2]	8.564%, 4/01/15	772,500
		Huntsman LLC,
1,950	[3]	11.625%, 10/15/10	2,071,875
310		12.00%, 7/15/12	341,000
		Ineos Group Holdings Plc (United Kingdom)
1,490		7.875%, 2/07/16 (EUR)	1,781,177
2,885	[1]	8.50%, 2/15/16	2,639,775
2,225		Innophos, Inc., 8.875%, 8/15/14	2,236,125
980	[1]	Key Plastics LLC/Key Plastics Finance Corp., 11.75%, 3/15/13	931,000
		Lyondell Chemical Co.,
750		8.00%, 9/15/14	802,500
560		10.50%, 6/01/13	604,800
		NewPage Corp.,
810		10.00%, 5/01/12	826,200
1,500	[2,3]	11.606%, 5/01/12	1,605,000
300		12.00%, 5/01/13	312,375
2,690	[2]	Nova Chemicals Corp., 8.484%, 11/15/13 (Canada)	2,622,750
730		Terra Capital, Inc., Ser. B, 7.00%, 2/01/17	689,850
60	[1]	Verso Paper Holdings LLC/Verson Paper, Inc., 11.375%, 8/01/16	61,200
		Total Basic Materials	29,437,227
		Building & Development—0.9%
3,000	[3]	DR Horton, Inc., 5.875%, 7/01/13	2,749,572
		Goodman Global Holding Co., Inc.,
2,000		7.875%, 12/15/12	2,000,000
269	[2]	8.36%, 6/15/12	266,310
890		Nortek, Inc., 8.50%, 9/01/14	765,400
270		North American Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	271,350
		Total Building & Development	6,052,632
		Commercial Services—0.2%
350		FTI Consulting, Inc., 7.75%, 10/01/16	343,000
875	[1]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	840,000
		Total Commercial Services	1,183,000
		Consumer Products—5.5%
2,085	[2]	Ames True Temper, Inc., 9.36%, 1/15/12	2,064,150
130	[2]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.86%, 5/15/14	124,800
1,390[1]		Dollar General Corp., 10.625%, 7/15/15	1,230,150
		General Nutrition Centers, Inc.,
2,250	[1]	9.796%, 3/15/14	2,092,500
1,880	[1]	10.75%, 3/15/15	1,776,600
5,000	[3]	Group 1 Automotive, Inc., 8.25%, 8/15/13	5,025,000
4,400	[3]	JC Penney Co., Inc., 8.00%, 3/01/10	4,649,916
1,505		Lazy Days RV Center, Inc., 11.75%, 5/15/12	1,459,850
		Michaels Stores, Inc.,
2,210	[1]	10.00%, 11/01/14	2,143,700
2,800	[1,3]	11.375%, 11/01/16	2,702,000
73		Neiman-Marcus Group, Inc., 9.00%, 10/15/15	76,103
600		Quiksilver, Inc., 6.875%, 4/15/15	531,000
1,000	[3]	Reynolds American, Inc., 7.625%, 6/01/16	1,032,266
		Rite Aid Corp.,
3,320	[3]	7.50%, 3/01/17	3,046,100
5,000	[3]	8.125%, 5/01/10	4,975,000
1,790	[1,3]	Sally Holdings LLC, 10.50%, 11/15/16	1,691,550
2,175		United Rentals NA, Inc., 7.00%, 2/15/14	2,213,062
		Total Consumer Products	36,833,747
		Containers & Packaging—1.0%
		Berry Plastics Holding Corp.,
1,210		8.875%, 9/15/14	1,161,600
835	[2]	9.235%, 9/15/14	801,600
885		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	871,725
585		Graham Packaging Co., Inc., 8.50%, 10/15/12	546,975
1,370	[1,2]	Impress Holdings BV, 8.485%, 9/15/13 (Netherlands)	1,370,000
2,020		Pregis Corp., 12.375%, 10/15/13	2,242,200
		Total Containers & Packaging	6,994,100
		Ecological Services & Equipment—0.6%
2,000		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,020,000
2,065		Waste Services, Inc., 9.50%, 4/15/14	2,095,975
		Total Ecological Services & Equipment	4,115,975
		Energy—5.1%
5,500	[1,3]	AES Corp., 8.75%, 5/15/13	5,788,750
550		Berry Petroleum Co., 8.25%, 11/01/16	530,750
1,210		Chaparral Energy, Inc., 8.50%, 12/01/15	1,085,975
		Chesapeake Energy Corp.,
650		6.375%, 6/15/15	610,187
100		6.875%, 11/15/20	93,125
4,000	[3]	7.50%, 9/15/13	4,025,000
		Compagnie Generale de Geophysique-Veritas (France)
255		7.50%, 5/15/15	248,625
420		7.75%, 5/15/17	409,500
925		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	864,875

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Energy—(cont’d)
$1,640		East Cameron Gas Co., 11.25%, 7/09/19 (Cayman Islands)	$1,574,400
590		Edison Mission Energy, 7.50%, 6/15/13	569,350
400		El Paso Natural Gas Co., 8.875%, 6/15/32	462,952
159		Elwood Energy LLC, 8.159%, 7/05/26	159,848
		Encore Acquisition Co.,
250		6.00%, 7/15/15	215,000
200		7.25%, 12/01/17	180,000
495		Exco Resources, Inc., 7.25%, 1/15/11	491,288
380	[3]	Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	353,400
895		KCS Energy, Inc., 7.125%, 4/01/12	877,100
4,324	[3]	Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	4,464,804
625		Mirant Americas Generation LLC, 8.30%, 5/01/11	612,500
		NRG Energy, Inc.,
210		7.25%, 2/01/14	202,650
1,185		7.375%, 2/01/16	1,143,525
1,990	[1,3]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	1,990,000
580		Orion Power Holdings, Inc., 12.00%, 5/01/10	629,300
1,515	[1]	Sabine Pass LNG LP, 7.50%, 11/30/16	1,439,250
1,240	[1]	SemGroup LP, 8.75%, 11/15/15	1,221,400
1,890	[1,2]	Stone Energy Corp., 9.11%, 7/15/10	1,885,275
725	[1]	Targa Resources, Inc., 8.50%, 11/01/13	803,783
1,550		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	1,450,850
		Total Energy	34,383,462
		Entertainment & Leisure—0.7%
505		AMC Entertainment, Inc., 11.00%, 2/01/16	521,413
370		Cinemark, Inc., Zero Coupon, 3/15/14	333,000
1,430	[1]	Greektown Holdings LLC, 10.75%, 12/01/13	1,465,750
1,920		Harrah's Operating Co., Inc., 5.75%, 10/01/17	1,363,200
1,255		Travelport LLC, 9.875%, 9/01/14	1,273,825
100		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	92,750
		Total Entertainment & Leisure	5,049,938
		Financial Institutions—5.8%
		American Real Estate Partners LP/American Real Estate Finance Corp.,
1,480		7.125%, 2/15/13	1,391,200
5,860	[3]	8.125%, 6/01/11	5,625,600
790	[1,2]	BMS Holdings, Inc., 12.40%, 2/15/12	782,100
		Ford Motor Credit Co. LLC,
2,800		7.375%, 2/01/11	2,616,678
1,665		7.80%, 6/01/12	1,585,250
940	[2]	8.11%, 1/13/12	897,552
60	[2]	9.81%, 4/15/12	62,064
2,735	[3]	General Motors Acceptance Corp., 6.875%, 8/28/12	2,515,746
3,716	[1]	iPayment Investors LP, 11.625%, 7/15/14	3,716,478
950		iPayment, Inc., 9.75%, 5/15/14	907,250
900		K&F Acquisition, Inc., 7.75%, 11/15/14	967,500
3,430	[1]	Momentive Performance Materials, Inc., 10.125%, 12/01/14	3,318,525
		Rainbow National Services LLC,
925	[1]	8.75%, 9/01/12	948,125
4,835	[1]	10.375%, 9/01/14	5,270,150
1,025		Standard Aero Holdings, Inc., 8.25%, 9/01/14	1,076,250
4,780	[4]	Structured Asset Receivable Trust, 1.649%, 1/21/10	4,776,764
220	[2]	Universal City Florida Holding Co. I/II, 10.106%, 5/01/10	221,100
2,780	[1]	Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14	2,335,200
		Total Financial Institutions	39,013,532
3,000		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	3,135,000
1,805		Tenet Healthcare Corp., 6.50%, 6/01/12	1,507,175
2,948	[1]	Viant Holdings, Inc., 10.125%, 7/15/17	2,771,120
		Total Health Care	7,413,295
		Industrials—1.6%
1,700	[1]	AGY Holding Corp., 11.00%, 11/15/14	1,751,000
650		Hexcel Corp., 6.75%, 2/01/15	617,500
905		Park-Ohio Industries, Inc., 8.375%, 11/15/14	841,650
		RBS Global, Inc./Rexnord Corp.,
2,000		9.50%, 8/01/14	1,930,000
1,430		11.75%, 8/01/16	1,430,000
3,125	[1]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	3,062,500
1,092		Trimas Corp., 9.875%, 6/15/12	1,086,540
		Total Industrials	10,719,190
		Media—9.3%
		Affinion Group, Inc.,
1,975		10.125%, 10/15/13	1,984,875
850		11.50%, 10/15/15	854,250
420		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	382,200
3,500		CBD Media, Inc., 8.625%, 6/01/11	3,491,250
1,395		CCH I Holdings LLC/CCH I Holdings Capital Corp., 11.00%, 10/01/15	1,395,000
2,425		CMP Susquehanna Corp., 9.875%, 5/15/14	2,255,250
800	[2]	Cablevision Systems Corp., Ser. B, 9.82%, 4/01/09	804,000
520		CanWest MediaWorks, Inc., 8.00%, 9/15/12 (Canada)	499,200
		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
2,25		10.25%, 9/15/10	2,294,463
865		Ser. B, 10.25%, 9/15/10	877,975
6,685	[3]	Comcast Cable Communications, Inc., 6.875%, 6/15/09	6,847,392
1,650		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	1,732,500
500		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	507,500
		EchoStar DBS Corp.,
2,800		5.75%, 10/01/08	2,779,000
1,330		7.00%, 10/01/13	1,276,800
200		7.125%, 2/01/16	189,000
2,000	[1,2]	ION Media Networks, Inc., 8.61%, 1/15/12	1,980,000
2,525		Idearc, Inc., 8.00%, 11/15/16	2,392,438
2,105		Network Communications, Inc., 10.75%, 12/01/13	2,105,000
2,790		Nexstar Finance, Inc., 7.00%, 1/15/14	2,706,300
		Nielsen Finance LLC/Nielsen Finance Co.,
1,400	[1]	Zero Coupon, 8/01/16	917,000
4,340	[1]	10.00%, 8/01/14	4,383,400
1,900		Primedia, Inc., 8.00%, 5/15/13	1,997,375
3,465		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	3,369,712
2,000		Salem Communications Corp., 7.75%, 12/15/10	2,000,000
460		Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	429,525
185		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	176,675
4,500	[1]	TL Acquisitions, Inc., 10.50%, 1/15/15	4,140,000
1,465	[1]	Univision Communications, Inc., 9.75%, 3/15/15	1,333,150
2,390		Vertis, Inc., 9.75%, 4/01/09	2,384,025
4,442		Young Broadcasting, Inc., 10.00%, 3/01/11	4,042,220
		Total Media	62,527,475
		Real Estate—0.3%
2,000	[3]	Rouse Co., 5.375%, 11/26/13	1,839,638

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Technology—3.3%
		Amkor Technology, Inc.,
$2,063		7.75%, 5/15/13	$1,882,487
600		9.25%, 6/01/16	576,000
1,965	[3]	Celestica, Inc., 7.625%, 7/01/13 (Canada)	1,768,500
		Freescale Semiconductor, Inc.,
5,460	[1]	9.125%, 12/15/14	4,818,450
600	[1,2]	9.235%, 12/15/14	550,500
430	[1]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	479,450
2,700		NXP BV/NXP Funding LLC, 9.50%, 10/15/15 (Netherlands)	2,342,250
		Sanmina-SCI Corp.,
125		6.75%, 3/01/13	110,000
1,710	[3]	8.125%, 3/01/16	1,513,350
1,340		Sensata Technologies, 8.00%, 5/01/14 (Netherlands)	1,232,800
		SunGard Data Systems, Inc.,
590		9.125%, 8/15/13	592,950
2,600		10.25%, 8/15/15	2,600,000
3,765		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	3,727,350
		Total Technology	22,194,087
		Telecommunications—8.1%
1,420		Cincinnati Bell, Inc., 7.25%, 7/15/13	1,398,700
1,830		Cricket Communications, Inc., 9.375%, 11/01/14	1,804,838
5,000	[3]	Deutsche Telekom Intl. Finance BV, 8.00%, 6/15/10 (Netherlands)	5,341,045
		Digicel Group Ltd. (Bermuda)
1,120	[1]	8.875%, 1/15/15	1,030,400
2,797	[1]	9.125%, 1/15/15	2,573,257
860	[2]	Hawaiian Telcom Communications, Inc., Ser. B, 10.86%, 5/01/13	842,800
2,495		Intelsat Corp., 9.00%, 6/15/16	2,501,238
		Intelsat Ltd. (Bermuda)
415	[2]	8.886%, 1/15/15	417,075
1,800		9.25%, 6/15/16	1,836,000
630		11.25%, 6/15/16	658,350
2,815	[2]	11.409%, 6/15/13	2,927,600
1,470		Intelsat Subsidiary Holding Co. Ltd., 8.625%, 1/15/15 (Bermuda)	1,473,675
3,850	[1]	Nordic Telephone Co. Holdings A.p.S., 8.875%, 5/01/16 (Denmark)	3,811,500
		Nortel Networks Ltd. (Canada)
465	[1]	10.125%, 7/15/13	481,275
2,220	[1,2]	9.61%, 7/15/11	2,247,750
3,517		PanAmSat Corp., 9.00%, 8/15/14	3,538,981
3,231	[1,2]	ProtoStar I Ltd., 12.50%, 10/15/12 (Bermuda)	3,489,172
2,728	[2]	Qwest Communications Intl., Inc., 8.86%, 2/15/09	2,734,820
		Qwest Corp.,
1,000		7.875%, 9/01/11	1,015,000
2,500	[2,3]	8.61%, 6/15/13	2,587,500
2,675	[3]	9.125%, 3/15/12	2,812,094
3,595		West Corp., 11.00%, 10/15/16	3,577,025
1,500	[1]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	1,545,000
		Windstream Corp.,
2,340	[3]	8.125%, 8/01/13	2,366,325
1,310		8.625%, 8/01/16	1,326,375
		Total Telecommunications	54,337,795
		Transportation—1.3%
520		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	514,800
490		Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	490,000
1,715		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	1,594,950
111		Horizon Lines LLC, 9.00%, 11/01/12	117,938
2,150	[1]	Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (Marshall Islands)	2,182,250
1,650	[3]	Overseas Shipholding Group, Inc., 8.75%, 12/01/13	1,732,500
2,850	[1]	St. Acquisition Corp., 12.50%, 5/15/17	2,023,500
		Total Transportation	8,655,938
		Total Corporate Bonds	356,249,663
		Bank Loans—58.0%
		Aerospace & Defense—0.5%
968		Arinc, Inc., Loan B, LIBOR + 2.00%, 3/10/11	966,290
1,755		DI Finance/DynCorp Intl., Loan B, LIBOR + 2.25%, 2/11/11	1,704,213
491		Wesco Aircraft Hardware Corp., First Lien Loan, LIBOR + 2.25%, 9/29/13	466,292
		Total Aerospace & Defense	3,136,795
		Automotive—2.1%
2,000		Goodyear Tire & Rubber Co., Third Lien Loan, LIBOR + 3.50%, 3/01/11	1,930,000
639		IAP Worldwide Services, Inc., First Lien Loan, LIBOR + 4.25%, 12/30/12	573,505
1,493		Keystone Automotive Industries, Inc., Loan B, LIBOR + 3.50%, 1/12/12	1,388,025
447	[5]	Lear Corp., First Lien Loan, LIBOR + 2.50%, 4/25/12	438,230
990		Mark IV Industries, Inc., First Lien Loan, LIBOR + 2.50%, 6/21/11	953,700
		Metaldyne Corp.,
98		LIBOR, 1/11/14	96,115
667		LIBOR, 1/15/14	653,585
498		Motorsport Aftermarket Group, Inc., LIBOR + 2.50%, 11/30/13	497,500
		Navistar Intl. Corp.,
2,750		LIBOR + 3.25%, 1/19/12	2,612,500
1,000		0.50%, 1/19/12	950,000
972		Rent-A-Center, Inc., Loan B, LIBOR + 1.75%, 6/30/12	948,711
		Reynolds & Reynolds Co.,
1,948		LIBOR + 2.00%, 10/26/12	1,880,220
1,250		Second Lien Loan, LIBOR + 5.50%, 10/26/13	1,237,500
		Total Automotive	14,159,591
		Basic Materials—2.7%
1,000		Appleton Papers, Inc., Loan B, LIBOR + 1.75%, 6/05/14	956,667
1,000		BOC Edwards, LIBOR + 2.00%, 5/31/14	935,000
500		Brenntag Holdings, Loan B6, LIBOR + 2.25%, 9/15/14 (EUR)	677,234
1,000		Cognis Group, LIBOR, 11/17/13 (EUR)	1,322,260
817		Compass Minerals Group, Inc., LIBOR + 1.50%, 12/22/12	788,472
1,500		ISP Chemco LLC, Loan B, LIBOR + 1.75%, 6/04/14	1,431,750
		Ineos Group Holdings Plc,
1,241		Loan A4, LIBOR + 2.25%, 12/16/12	1,201,036
1,733		Loan B2, LIBOR + 2.25%, 12/16/13	1,670,130
1,733		Loan C2, LIBOR + 2.75%, 12/23/14	1,670,130
		Invista BV,
1,287		Loan B1, LIBOR + 1.50%, 4/29/11	1,231,989
682		Loan B2, LIBOR + 1.50%, 4/29/11	653,046
1,200		John Maneely Co., Loan B, LIBOR + 3.25%, 12/08/13	1,066,478

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
(000)		Description	Value
		Basic Materials—(cont’d)
$1,562		Nalco Co., Loan B, LIBOR + 1.75%, 11/04/10	$1,517,828
489		PQ Corp., TBD, 2/28/12	483,862
980		Rockwood Specialties Group, Inc., Loan E, LIBOR + 1.75%, 12/13/13	951,009
1,611		SP Newsprint, Loan B, LIBOR + 2.75%, 1/09/10	1,546,667
		Total Basic Materials	18,103,558
		Building & Development—2.4%
297		Armstrong World Industries, Inc., LIBOR + 1.75%, 10/02/13	286,122
1,241		Beacon Roofing Supply, Inc., Loan B, LIBOR + 2.00%, 9/30/13	1,203,406
		Brand Energy & Infrastructure Services, Inc.,
499		First Lien Loan B, LIBOR + 2.25%, 2/07/14	467,163
498		Second Lien Loan, LIBOR + 6.00%, 2/07/15	484,821
2,488		Building Materials Holding Corp., LIBOR + 2.75%, 3/15/14	2,288,514
1,500		Custom Building Products, Inc., Second Lien Loan, LIBOR + 5.00%, 4/29/12	1,425,000
1,500		Edge-Star Partners, First Lien Loan, 4.00%, 11/18/07	1,500,000
250		Euramax Intl., Inc., Second Lien Loan, LIBOR + 8.00%, 6/29/13	242,500
1,500		Hanley Wood LLC, LIBOR + 2.25%, 8/01/12	1,380,000
		Lafarge Roofing Holdings, Inc.,
725		Loan B1, LIBOR + 2.13%, 2/28/14 (EUR)	968,389
296		Loan B2, LIBOR + 2.13%, 2/28/14 (EUR)	395,538
278		Loan B4, LIBOR, 2/28/14	272,502
673		Loan C1, LIBOR, 2/28/15 (EUR)	903,417
346		Loan C2, LIBOR, 2/28/15 (EUR)	464,732
285		Loan C4, LIBOR, 2/28/15	280,480
495		Nacco Industries, Inc., 0.25%, 3/21/13	494,381
486		Nortek, Inc., Loan B, PRIME + 1.25%, 8/27/11	461,938
850		Rhodes Ranch, First Lien Loan, LIBOR + 3.25%, 11/21/10	830,875
1,875		United Subcontractors, Inc., First Lien Loan, LIBOR + 3.00%, 12/27/12	1,823,520
		Total Building & Development	16,173,298
		Conglomerates—1.4%
		Atlantis Plastics, Inc.,
978		First Lien Loan, LIBOR + 4.00%, 9/22/11	971,635
250		Second Lien Loan, LIBOR + 9.00%, 3/22/12	232,500
893		Blount Intl., Loan B, LIBOR + 1.75%, 8/09/10	882,519
1,951		Colfax Corp., Loan B, LIBOR + 2.25%, 5/30/09	1,962,974
		Invensys Plc,
1,000		Loan A, LIBOR + 2.00%, 12/15/11	990,417
1,000		Loan B, LIBOR + 2.13%, 12/15/11 (GBP)	2,018,406
596		Jarden Corp., LIBOR + 1.75%, 1/24/12	579,504
1,122		Sensus Metering Systems, Inc., Loan B1, LIBOR + 2.00%, 12/17/10	1,110,522
722		St. John Knits Intl., Inc., Loan B, LIBOR + 3.00%, 3/21/12	722,091
		Total Conglomerates	9,470,568
		Consumer Products—9.1%
1,000		Aearo Technologies, Inc., Second Lien Loan, LIBOR + 5.50%, 9/24/13	967,500
988		24 Hour Fitness Worldwide, Inc., Loan B, LIBOR + 2.50%, 6/08/12	972,688
		Advance Food Co.,
222		LIBOR + 1.75%, 3/16/14	210,556
776		Loan B, LIBOR + 1.75%, 3/16/14	735,102
750		American Safety Razor Co., Second Lien Loan, LIBOR + 6.25%, 1/30/14	735,000
		ARAMARK Corp.,
178		Letter of Credit, 0.50%, 1/26/14	166,500
2,527		Loan B, LIBOR + 2.00%, 1/26/14	2,366,612
449		Arby's Restaurant Group, Inc., Loan B, LIBOR + 2.25%, 7/25/12	434,283
418		Bare Escentuals Beauty, Inc., First Lien Loan, LIBOR + 2.25%, 2/18/12	411,274
		Berkline Bench Craft,
96	[6]	Loan B, PRIME + 2.75%, 11/03/11	56,920
1,005	[6]	Second Lien Loan, PRIME + 7.00%, 5/11/12	100,505
1,247		Brickman Group Ltd., LIBOR + 2.00%, 1/23/14	1,228,172
1,290		Burger King Corp., Loan B1, LIBOR + 1.50%, 6/30/12	1,244,833
1,024		Burlington Coat Factory Warehouse Corp., Loan B, LIBOR + 2.25%, 5/28/13	943,861
1,093		Central Garden & Pet Co., Loan B, LIBOR + 1.50%, 9/30/12	1,070,795
		Cenveo Corp.,
1,857		Loan C, LIBOR + 1.75%, 6/21/13	1,857,414
62		Delayed Draw Loan, LIBOR + 1.75%, 6/21/13	61,914
490		Chiquita Brands Intl., Inc., Loan C, LIBOR + 3.00%, 6/28/12	478,056
3,500		Claire's Stores, Inc., Loan B, LIBOR + 2.75%, 5/29/14	3,155,834
994		Coinmach Corp., Loan B1, 1.25%, 12/19/12	979,038
2,215		Cracker Barrel, Loan B, LIBOR + 1.50%, 4/27/13	2,116,650
1,500		Culligan International Co., Second Lien Loan, LIBOR, 4/24/13 (EUR)	2,052,225
500		DS Waters Holdings, Inc., Loan B, LIBOR, 3/07/12	492,500
998		David's Bridal, Inc., LIBOR + 2.00%, 1/31/14	943,261
		Dole Food Co., Inc.,
468		Letter of Credit, LIBOR, 4/12/13	439,702
1,041		LIBOR + 2.00%, 4/12/13	976,963
3,468		Loan C, LIBOR + 2.00%, 4/12/13	3,256,544
1,938		Eight O'Clock Coffee, First Lien Loan, LIBOR + 2.75%, 11/14/11	1,938,433
709		FTD, Inc., LIBOR + 2.00%, 7/28/13	698,821
471		Foamex Intl. Inc., First Lien Loan, LIBOR + 2.25%, 2/12/13	455,686
350		Gold Toe, Second Lien Loan, LIBOR + 6.00%, 4/30/14	350,000
2,000		JRD Holdings, Inc., LIBOR, 5/11/14	1,860,000
791		Language Line, Inc., Loan B1, LIBOR + 3.25%, 6/11/11	774,071
1,000	[6]	Le-Natures, Inc., Loan B, LIBOR + 4.00%, 3/01/11	603,750
2,420		Michael Foods, Inc., Loan B1, LIBOR + 2.00%, 11/21/10	2,363,840
1,440		Neiman-Marcus Group, Inc., LIBOR + 1.75%, 4/06/13	1,373,141
1,374		New Page, Loan B, LIBOR + 2.25%, 5/02/11	1,348,555
		OSI Food Co.,
75		LIBOR, 6/14/13	71,466
925		Loan B, LIBOR + 2.25%, 6/14/14	879,034
		OSI Group LLC,
1,458		LIBOR + 2.00%, 9/02/11	1,385,813
1,459		Loan B, LIBOR + 2.00%, 9/02/11	1,385,813
1,500		Orchard Supply Hardware Stores Corp., Loan B2, LIBOR + 2.45%, 12/09/07	1,470,000
990		Oriental Trading Co., LIBOR + 2.25%, 7/31/13	940,500
398		PETCO Animal Supplies, Inc., LIBOR + 2.50%, 10/26/13	378,266
1,167		Pantry, Inc. (The), Loan B, LIBOR, 5/31/14	1,076,250

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Consumer Products—(cont’d)
$591		Pierre Foods, Inc., Loan B, LIBOR + 2.25%, 6/30/10	$582,379
750		Pivotal Promontory LLC, Second Lien Loan, LIBOR + 6.50%, 8/31/11	675,000
1,358		Prestige Brands Holdings, Inc., Loan B, PRIME + 1.25%, 4/06/11	1,320,939
1,980		Quiznos Corp., First Lien Loan, LIBOR + 2.25%, 5/05/13	1,886,500
		Riverdeep Interactive Learning, Inc.,
402		LIBOR + 6.70%, 12/21/07	401,435
997		LIBOR, 12/21/13	961,335
3,650	[5]	ServiceMaster Co. (The), LIBOR + 4.50%, 6/19/08	3,248,500
		Sturm Foods, Inc.,
1,372		LIBOR + 2.50%, 1/31/14	1,316,700
500		Second Lien Loan, LIBOR + 7.00%, 5/26/12	475,000
621	[6]	Synventive Acquisition, Inc., LIBOR + 14.00%, 1/31/14	279,656
771		Tupperware Corp., LIBOR + 1.50%, 12/05/12	748,557
355		Warnaco, Inc., Loan B, PRIME + 0.50%, 1/31/13	354,861
		Wastequip, Inc.,
290		Delayed Draw Loan, 1.00%, 2/05/13	287,855
689		Loan B, LIBOR + 2.25%, 2/05/13	683,656
21		TBD, 2/15/13	20,989
		Total Consumer Products	61,051,503
		Containers & Packaging—2.1%
		Bluegrass Container Co. LLC,
342		First Lien Loan, LIBOR + 2.25%, 6/30/13	332,452
1,143		Loan B, LIBOR + 2.25%, 6/30/13	1,111,091
1,500		Second Lien Loan, LIBOR + 5.00%, 12/30/13	1,472,813
		Consolidated Container Co. LLC,
998		First Lien Loan, LIBOR, 3/28/14	947,625
750		Second Lien Loan, LIBOR, 9/28/14	660,000
2,462		Georgia-Pacific Corp., First Lien Loan, LIBOR + 1.75%, 12/20/12	2,314,309
4,988		Graham Packaging Co. LP, Loan B, LIBOR + 2.25%, 10/07/11	4,725,656
568		Smurfit-Stone Container Enterprises, Inc., 0.50%, 11/01/10	551,877
1,935		Solo Cup, Inc., LIBOR + 3.50%, 2/27/11	1,878,562
		Total Containers & Packaging	13,994,385
		Ecological Services & Equipment—0.1%
500		Envirosolutions, Inc., LIBOR + 3.50%, 7/07/12	501,250
105		Sensus Metering Systems, Inc., Loan B2, LIBOR + 2.00%, 12/17/10	104,434
		Total Ecological Services & Equipment	605,684
		Energy—3.9%
429		AES Corp., LIBOR + 1.75%, 4/30/08	417,857
		Big West Oil LLC,
550		Delayed Draw Loan, LIBOR, 5/15/14	528,000
450		PRIME + 1.25%, 5/15/14	432,000
		Coffeyville Resources LLC,
243		Letter of Credit, 0.50%, 12/29/10	229,409
1,250		Loan D, PRIME + 2.00%, 12/28/13	1,179,360
		Coleto Creek Power,
127		Letter of Credit, LIBOR + 2.75%, 6/28/13	124,841
1,854		Loan B, LIBOR + 2.75%, 6/28/13	1,816,808
1,500		Dresser, Inc., Loan B, LIBOR + 2.50%, 5/04/14	1,443,750
		ElectricInvest Holding Co. Ltd.,
596		LIBOR + 3.75%, 12/21/12 (EUR)	815,358
1,100		LIBOR + 3.75%, 12/21/12 (GBP)	2,234,909
2,000		Flint, LIBOR, 11/09/14	1,951,666
		Generac Power Systems, Inc.,
990		First Lien Loan, LIBOR + 2.50%, 11/09/13	901,725
500		Second Lien Loan, LIBOR + 6.00%, 5/10/14	400,625
1,477		Key Energy Services, Inc., Loan C, LIBOR + 2.50%, 6/30/12	1,440,562
		MACH Gen LLC,
70		Letter of Credit, 0.50%, 2/22/13	67,887
676		LIBOR + 2.00%, 2/22/14	652,957
494		MEG Energy Corp., Loan B, LIBOR + 2.00%, 4/03/13	482,229
498		McJunkin Corp., Loan B, LIBOR + 2.25%, 1/31/13	492,525
		Northeast Energy,
159		Letter of Credit, LIBOR + 2.50%, 11/01/13	154,474
1,335		Loan B, LIBOR + 2.50%, 11/01/13	1,300,553
250		Second Lien Loan, LIBOR + 4.50%, 5/01/14	243,125
83		Regency Gas, First Lien Loan, LIBOR + 2.50%, 8/15/13	82,500
2,000		Safenet, Inc., Loan B, LIBOR, 4/12/14	1,880,000
		SandRidge Energy, Inc.,
1,500		LIBOR, 4/01/15	1,496,250
1,500		TBD, 4/01/15	1,496,250
		TPF Generation Holdings LLC,
47		0.50%, 12/15/11	45,564
151		Letter of Credit, LIBOR + 2.10%, 12/15/13	145,349
795		Loan B, LIBOR + 2.00%, 12/15/13	768,029
1,481		Trinidad Energy Services Income Trust, LIBOR + 2.50%, 5/13/11	1,466,437
		Western Refining,
196		Delayed Draw Loan, LIBOR + 1.75%, 5/30/14	187,098
804		LIBOR + 1.75%, 5/30/14	765,402
		Wolf Hollow I LP,
100		LIBOR + 2.25%, 6/22/12	95,000
472		Loan B, LIBOR + 2.25%, 6/22/12	448,077
400		Synthetic Letter of Credit, LIBOR + 2.25%, 6/22/12	380,000
		Total Energy	26,566,576
		Entertainment & Leisure—4.0%
		Alpha III,
1,500	[5]	Loan B1, LIBOR, 12/31/13	1,447,500
1,000	[5]	Loan D, LIBOR, 6/30/14	992,500
3,196		CCM Merger, Inc., Loan B, LIBOR + 2.00%, 7/13/12	3,052,273
1,117		Cinemark, Inc., Loan B, LIBOR + 1.75%, 10/05/13	1,074,226
1,000		Discovery Channel, Loan B, LIBOR + 2.00%, 5/14/14	970,833
500		Edge Las Vegas, First Lien Loan, LIBOR + 3.50%, 6/01/09	500,000
938		Fairmont Hotels & Resorts, Inc., Loan B, LIBOR + 3.25%, 5/12/11	942,598
1,985		Greektown Holdings LLC, Loan B, LIBOR + 2.50%, 12/03/12	1,935,375
		Green Valley Ranch Gaming LLC,
481		First Lien Loan, LIBOR + 2.00%, 2/16/14	465,550
1,000		Second Lien Loan, LIBOR + 3.25%, 8/16/14	951,667
493		Hit Entertainment Ltd., LIBOR + 2.00%, 3/20/12	474,031
		Las Vegas Sands LLC,
700		Delayed Draw Loan, LIBOR + 0.75%, 5/23/14	666,945
2,300		Loan B, LIBOR + 1.50%, 5/23/14	2,191,389
4,938		Metro-Goldwyn-Mayer Studios, Inc., Loan B, LIBOR + 3.25%, 4/08/12	4,639,004
981		Penn National Gaming, Inc., Loan B, LIBOR + 1.75%, 10/03/12	958,659

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)	Description	Value
	Entertainment & Leisure—(cont’d)
$4,693	Travelport LLC, LIBOR + 2.50%, 3/22/12	$4,387,622
	Travelport, Inc.,
29	Letter of Credit, LIBOR + 2.50%, 8/23/13	28,236
145	LIBOR + 2.50%, 8/23/13	140,722
495	Wembley, Inc., First Lien Loan, LIBOR + 2.50%, 8/23/11	494,958
450	Yellowstone Mountain Club, LIBOR + 2.38%, 9/30/10	437,495
	Total Entertainment & Leisure	26,751,583
	Financial Institutions—3.6%
984	Advantage Sales & Marketing, Inc., LIBOR + 2.00%, 3/29/13	938,291
1,493	Alix Partners, LIBOR + 2.25%, 10/12/13	1,470,112
908	Arias Acquisitions, Inc., LIBOR + 5.50%, 7/26/11	812,916
929	BNY Convergex Group LLC, First Lien Loan, LIBOR + 3.00%, 10/02/13	903,809
993	Bankruptcy Management, LIBOR + 2.75%, 7/28/12	982,575
938	Billing Services Group, LIBOR + 2.50%, 5/11/12 (EUR)	1,282,641
432	CCC Information Services Group, Inc., Loan B, LIBOR + 2.50%, 2/10/13	417,636
1,241	Charter Mac, Loan B, LIBOR + 2.50%, 8/15/12	1,153,781
744	Conseco, Inc., LIBOR + 2.00%, 10/10/13	710,878
3,000 [5]	Enclave, Loan B, LIBOR, 3/01/12	2,828,340
	GS Holdings Corp.,
53	Delayed Draw Loan, LIBOR + 1.75%, 5/12/13	51,532
83	LIBOR + 1.75%, 5/13/11	83,580
545	LIBOR + 1.75%, 5/12/13	534,005
	J.G. Wentworth LLC,
4,000	First Lien Loan, LIBOR + 2.25%, 4/04/14	3,720,000
1,000	Second Lien Loan, LIBOR + 5.00%, 10/04/14	980,000
385	Jostens, Inc., Loan C, LIBOR + 2.00%, 12/21/11	386,648
965	Lucite Intl. Finance Plc, LIBOR + 9.00%, 7/07/13 (EUR)	1,313,782
1,532 [5]	NASDAQ Stock Market, Inc., TBD, 4/18/12	1,478,257
858	Professional Service, Inc., Loan B, LIBOR + 2.75%, 10/31/12	840,656
497	Renfro Corp., Delayed Draw Loan, LIBOR + 3.25%, 10/05/13	479,755
1,114	Sedgewick Claims Management Services, Inc., Loan B, LIBOR + 2.25%, 1/31/13	1,080,129
1,000	Standard Aero Holdings, Inc., TBD, 8/24/12	970,000
419	Universal American Financial Corp., LIBOR + 2.25%, 3/31/09	420,320
743	Vertellus, First Lien Loan, LIBOR + 3.25%, 3/31/13	705,375
	Total Financial Institutions	24,545,018
	Health Care—2.9%
861	CCS Medical, Loan B, LIBOR + 3.25%, 9/30/12	805,867
	Cardinal Health, Inc.,
1,500	0.50%, 4/10/14	1,395,000
2,000	Loan B, LIBOR, 4/15/14 (EUR)	2,544,759
	Community Health Systems, Inc.,
217	Delayed Draw Loan, 0.25%, 7/01/14	206,041
3,283	Loan B, LIBOR + 2.25%, 7/01/14	3,123,334
250	Emdeon Business Services, LLC, Second Lien Loan, LIBOR, 5/16/14	241,875
666	Eye Care Centers of America, Inc., LIBOR + 2.50%, 2/16/12	649,397
1,995	Health Management Associates, Inc., LIBOR + 1.75%, 2/28/14	1,934,595
1,146	HealthSouth Corp., Loan B, LIBOR + 2.50%, 3/10/13	1,111,025
424	Multiplan, Inc., LIBOR + 2.50%, 4/12/13	406,789
492	National Renal Institutes, Inc., Loan B, LIBOR + 2.25%, 3/31/13	462,385
	Quintiles Transnational Corp.,
988	First Lien Loan, LIBOR + 2.00%, 3/31/13	935,656
250	Second Lien Loan, LIBOR + 4.00%, 3/31/14	242,500
977	Select Medical Corp., Loan B, LIBOR + 2.00%, 2/24/12	948,571
983	Vanguard Health Holding Co. II LLC, LIBOR + 2.25%, 9/23/11	938,412
	Warner Chilcott Corp.,
1,787	Loan B, LIBOR + 2.00%, 1/18/12	1,725,697
517	Loan C, LIBOR + 2.00%, 1/18/12	498,791
64	TBD, 1/18/11	61,829
24	TBD, 1/18/12	23,026
970	WellCare Holdings LLC, LIBOR + 2.50%, 5/13/09	970,000
	Total Health Care	19,225,549
	Industrials—2.7%
993	Acosta, Inc., LIBOR + 2.25%, 7/28/13	953,627
985	Bolthouse Farms, Inc., First Lien Loan, LIBOR + 2.25%, 12/16/12	965,300
1,000	Bucyrus International, Inc., LIBOR, 5/04/14	980,000
2,750	Buhrmann U.S., Inc., Loan D1, LIBOR + 1.75%, 12/23/10	2,667,045
1,725	Drummond Co., Inc., LIBOR + 1.50%, 2/14/11	1,681,875
1,500	Harland Clarke Holdings Corp., Loan B, LIBOR + 2.50%, 6/30/14	1,399,376
1,500	Jason, Inc., LIBOR + 2.50%, 4/30/10	1,462,500
	Kion Group,
250	Loan B, LIBOR, 3/15/15	242,708
250	Loan C, LIBOR, 3/15/16	243,958
1,500	Lincoln Industrial Corp., Second Lien Loan, LIBOR, 12/18/14	1,503,750
1,000	Mivisa Envases S.A.U., Loan B1, LIBOR, 5/03/15 (EUR)	1,331,809
2,488	Oshkosh Truck Corp., Loan B, LIBOR + 1.75%, 12/06/13	2,391,109
	Standard Steel LLC,
21	Delayed Draw Loan, 1.00%, 6/30/12	20,000
413	Loan B, LIBOR + 2.50%, 6/30/12	396,000
63	TBD, 7/15/12	60,000
1,257	Thermo Fluids, Inc., Loan B, LIBOR + 3.00%, 6/27/13	1,181,700
	Trimas Corp.,
94	Letter of Credit, 0.50%, 8/02/13	92,813
403	Loan B, LIBOR + 2.75%, 8/02/13	399,171
469	United Rentals NA, Inc., LIBOR + 2.00%, 2/14/11	458,679
	Total Industrials	18,431,420
	Media—12.0%
500	Affinion Group, Inc., LIBOR + 6.25%, 3/01/12	472,500
	American Lawyers Media, Inc.,
1,698	First Lien Loan, 0.75%, 3/05/10	1,686,513
2,000	Second Lien Loan, LIBOR + 5.75%, 3/07/11	1,990,000
990	Atlantic Broadband Finance LLC, Loan B2, LIBOR + 2.25%, 8/10/12	960,939
1,000	Audio Visual Services Corp., Second Lien Loan, LIBOR + 5.50%, 9/15/14	990,000
716	CMP Susquehanna Corp., Loan B, LIBOR + 2.00%, 5/05/13	689,322

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)	Description	Value
	Media—(cont’d)
$3,950	Cablevision Systems Corp., LIBOR + 1.75%, 3/29/13	$3,781,418
6,484	Cequel Communications II LLC, First Lien Loan, LIBOR + 2.00%, 11/05/13	6,154,700
6,000	Charter Communications Holdings LLC, LIBOR + 2.63%, 4/28/13	5,697,000
	Dex Media West LLC/Dex Media Finance Co.,
696	Loan B1, 0.38%, 3/09/10	672,415
2,769	Loan B2, LIBOR + 1.50%, 3/09/10	2,680,618
1,314	DirecTV Holdings LLC, Loan B, LIBOR + 1.50%, 4/13/13	1,275,357
	Gatehouse Media Operating, Inc.,
592	Delayed Draw Loan, LIBOR + 2.00%, 8/28/14	559,618
1,000	Loan B, LIBOR + 2.00%, 8/28/14	945,833
	Gray Television, Inc.,
700	Delayed Draw Loan, LIBOR + 1.50%, 12/31/14	662,815
1,300	TBD, 9/18/14	1,230,937
2,985	Idearc, Inc., Loan B, LIBOR + 2.00%, 11/17/14	2,842,535
500	Knology, First Lien Loan, LIBOR + 2.25%, 6/30/12	492,500
1,990	Mediacom Broadband LLC, Loan D1, LIBOR + 1.75%, 1/31/15	1,906,846
1,965	Mediacom Illinois LLC, Loan C, LIBOR + 1.75%, 1/31/15	1,891,433
1,912	Mission Broadcasting, Inc., Loan B, LIBOR + 1.75%, 10/01/12	1,854,506
388	Multicultural Radio Broadcasting, Inc., LIBOR + 2.75%, 12/18/12	387,030
	NTL Investment Holding Ltd.,
968	Loan B2, TBD, 9/03/12 (GBP)	1,922,398
484	Loan B4, LIBOR + 2.00%, 9/03/12	476,316
2,000	Loan C, LIBOR + 2.75%, 3/03/13 (GBP)	4,014,807
1,000	National CineMedia, Inc., Loan B, LIBOR + 1.75%, 2/13/15	966,071
	New Wave Communications,
941	Loan A, LIBOR + 3.25%, 6/30/13	931,095
237	Loan Z, LIBOR + 3.25%, 6/20/13	234,630
63	TBD, 6/20/13	62,370
1,811	Nexstar Finance, Inc., Loan B, LIBOR + 1.75%, 10/01/12	1,756,640
3,474	Nielsen Finance LLC/Nielsen Finance Co., Loan B, LIBOR + 2.25%, 8/09/13	3,372,250
	Penton Media, Inc.,
1,122	First Lien Loan, LIBOR + 2.25%, 2/01/13	1,089,223
1,000	Second Lien Loan, LIBOR + 5.00%, 2/01/14	965,000
1,000	Persona Communications, Inc., Second Lien Loan, LIBOR + 6.00%, 4/12/14	993,750
	ProSieben (EUR),
500	TBD, 6/30/15	643,031
500	TBD, 6/30/16	646,451
1,000	TBD, 12/31/16	1,279,220
750	Puerto Rico Cable Acquisition Co., Second Lien Loan, LIBOR + 6.25%, 1/26/12	735,000
1,000	RCN Corp., TBD, 5/24/14	970,000
3,310	RH Donnelley, Inc., Loan D2, LIBOR + 1.50%, 6/30/11	3,183,247
	Univision Communications, Inc.,
362	Delayed Draw Loan, TBD, 9/29/14	333,106
5,638	Loan B, LIBOR + 2.25%, 9/29/14	5,181,644
1,000	Second Lien Loan, LIBOR, 3/29/09	970,000
	UPC Broadband Holding BV,
1,413	Loan M1, LIBOR, 12/31/14 (EUR)	1,875,572
3,500	Loan N1, LIBOR, 12/31/14	3,368,750
1,928	WMG Acquisition Corp., LIBOR + 2.00%, 2/28/11	1,876,755
	Yell Group Plc,
1,000	Loan B, LIBOR + 2.00%, 2/10/13	982,031
1,500	Loan B, LIBOR + 2.00%, 2/27/13 (EUR)	2,017,044
	Total Media	80,671,236
	Real Estate—0.3%
270	Kyle Acquisition Group LLC, Loan B, LIBOR + 3.50%, 7/20/08	262,756
489	Masonite Intl. Corp., LIBOR + 2.00% , 4/05/13	451,624
1,500	Realogy Corp., LIBOR + 3.00%, 10/10/13	1,406,785
	Total Real Estate	2,121,165
	Technology—2.2%
739	Affiliated Computer Services, Inc., Loan B, LIBOR + 2.00%, 3/20/13	714,741
973	ClientLogic Corp., LIBOR + 2.50%, 1/30/14	944,256
1,000	CoCreate Software, Inc., LIBOR, 5/30/13	1,002,500
372	Coinstar, Inc., LIBOR + 2.25%, 7/07/11	372,452
500	Electrical Components Intl. Holdings Co., Second Lien Loan, LIBOR + 6.50%, 5/01/14	470,000
	Intergraph Corp.,
439	First Lien Loan, LIBOR + 2.25%, 5/29/14	423,853
750	Second Lien Loan, LIBOR, 11/15/14	727,500
992	Marvell Technology Group Ltd., Loan B, LIBOR + 2.50%, 11/09/09	952,200
696	RedPrairie Corp., Loan B, LIBOR + 3.00%, 7/31/12	667,905
1,500	San Juan Cable, LIBOR + 6.50%, 10/31/13	1,430,250
1,950	Sensata Technologies BV, Loan B, LIBOR + 1.75%, 4/27/13	1,879,791
1,000	Specialized Technology Resources, Inc., First Lien Loan, LIBOR, 6/18/14	990,000
2,450	SunGard Data Systems, Inc., Loan B, LIBOR + 2.00%, 2/11/13	2,348,608
950	Verifone, Inc., LIBOR + 1.75%, 10/31/13	931,000
	Wire Rope Corp.,
827	LIBOR + 2.25%, 2/08/14	809,970
171	TBD, 1/30/14	168,000
	Total Technology	14,833,026
	Telecommunications—3.6%
1,995	American Cellular Corp., Loan B, LIBOR + 2.00%, 3/15/14	1,968,816
1,250	American Cellular Wireless LLC, TBD, 3/15/14	1,239,063
	Cellular South, Inc.,
500	Delayed Draw Loan, 1.00%, 5/29/14	482,500
1,500	Loan B, LIBOR, 5/29/14	1,447,500
1,481	Consolidated Communications, Inc., Loan D, LIBOR + 1.75%, 10/14/11	1,451,625
500	Country Road Communications LLC, Second Lien Loan, LIBOR + 7.75%, 7/15/13	505,000
	Eircom Group Plc (EUR),
2,000	Loan B, LIBOR + 2.38%, 9/30/14	2,670,823
2,000	Loan C, LIBOR + 2.75%, 9/30/15	2,651,647
4,000	Insight Midwest Holdings LLC, Loan B, 0.25%, 4/06/14	3,858,888
2,000	Iowa Telecommunications Services, Inc., Loan B, LIBOR + 1.75%, 11/23/11	1,956,250
	NG Wireless,
140	Delayed Draw Loan, TBD 7/31/14	138,971
610	First Lien Loan, PRIME + 1.75%, 7/31/14	603,529
1,704	NTELOS, Inc., First Lien Loan, LIBOR + 2.25%, 8/24/11	1,653,058
2,985	West Corp., Loan B2, LIBOR + 2.38%, 10/24/13	2,853,179

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value
		Telecommunications—(cont’d)
$832		Wind Acquisition Finance S.A., Loan A2, LIBOR + 2.00%, 12/31/10 (EUR)	$1,116,419
		Total Telecommunications	24,597,268
		Transportation—2.4%
		Dockwise Transport N.V.,
1,489		Loan B1, LIBOR + 2.38%, 4/20/15	1,479,454
1,489		Loan C, LIBOR + 2.88%, 4/20/16	1,486,898
		Hawker Beechraft Acquisition Co.,
920		LIBOR + 2.00%, 3/26/14	870,248
78		Letter of Credit, 0.50%, 3/26/14	73,821
1,750		RailAmerica, Inc., Loan B, LIBOR + 2.25%, 8/14/08	1,723,750
644		Sirva Worldwide, Inc., LIBOR + 7.25%, 12/01/10	513,184
3,977		Swift Transportation Co., Inc., LIBOR + 3.00%, 5/10/14	3,509,477
3,000		U.S. Airways, Loan B, LIBOR + 2.50%, 3/24/14	2,850,000
2,250		United Air Lines, Inc., Loan B, LIBOR + 2.00%, 2/01/14	2,137,097
1,756		Vanguard Car Rental Holdings, Inc., Loan B, LIBOR + 3.00%, 6/14/13	1,736,492
		Total Transportation	16,380,421
		Total Bank Loans	390,818,644
		Mortgage Pass-Through Securities—21.4%
		Federal National Mortgage Assoc.,
8,804	[3]	5.50%, 12/01/28-11/01/33	8,542,097
17,000	[3]	7.25%, 1/15/10	17,886,006
121,000		TBA, 5.00%, 8/20/22	117,294,375
		Total Mortgage Pass-Through Securities	143,722,478
		Interest Only Asset-Backed Securities—0.3%
		Sterling COOFS Trust,
26,466	[2]	Ser. 1, 2.365%, 4/15/29	1,174,422
21,856	[2]	Ser. 2, 2.081%, 3/30/30	587,384
		Total Interest Only Asset-Backed Securities	1,761,806
		U.S. Government and Agency Securities—4.1%
		U.S. Treasury Notes,
20,425	[3]	3.375%, 12/15/08-9/15/09	20,050,401
6,000	[3]	3.875%, 5/15/09	5,925,468
1,815	[3]	4.25%, 8/15/15	1,752,893
		Total U.S. Government and Agency Securities	27,728,762
		Foreign Government Bonds—2.4%
238		Bolivarian Republic of Venezuela, 6.133%, 12/18/07	238,028
4,871	[3]	Peru Government International Bond, 8.375%, 5/03/16	5,577,295
5,000	[3]	Republic of Colombia, 9.75%, 4/23/09	5,342,500
5,093	[3]	Turkey, 7.00%, 9/26/16	5,112,099
		Total Foreign Government Bonds	16,269,922
		Trust Preferred Stock—0.0%
125,000		Superior Essex Holding Corp., Ser. A, 9.50%	100,000
Units
(000)
		Warrants—0.0%
10	[5,7]	Reliant Resources, Inc., expires 8/25/08, strike price $0.001, 1 share for 1 warrant	206,456
Shares
		Common Stocks—0.0%
7,579	[7]	Critical Care Systems Intl., Inc.	47,369
		Total Long-Term Investments (cost $964,613,210)
		SHORT-TERM INVESTMENT—0.2%	936,905,100
		U.S. Government and Agency Discount Notes—0.2%
$1,200	[8]	Federal Home Loan Bank Disc. Notes, 5.091%, 8/01/07 (cost $1,200,000)	$1,200,000
Total Investments—139.3% (cost $965,813,2109)			$938,105,100
Liabilities in excess of other assets (including $116,575,937 in payable for dollar rolls and $148,324,940 in reverse repurchase agreements payable)—(39.3)% (264,540,038)
Net Assets—100%			$673,565,062

[1]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2007, the Trust held 14.3% of its net assets, with a current market value of $96,399,085, in securities restricted as to resale.

[2]	Variable rate security. Rate shown is interest rate as of July 31, 2007.
[3]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
[4]	Illiquid security. As of July 31, 2007, the Trust held 0.7% of its net assets, with a current market value of $4,776,764, in these securities.
[5]	Security is fair valued.
[6]	Issuer is in default and/or bankruptcy.
[7]	Non-income producing security.
[8]	Rate shown is the yield to maturity as of the date of purchase.
[9]	Cost for federal income tax purposes is $966,014,495. The net unrealized depreciation on a tax basis is $27,909,395, consisting of $6,557,901 gross unrealized appreciation and $34,467,296 gross unrealized depreciation.

For Trust compliance purposes, the Trust's sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS
COOFS	—	Certificates and Confirmations of Originator Fees
EUR	—	Euro
GBP	—	British Pound
LIBOR	—	London Interbank Offered Rate
PRIME	—	Prime Rate
TBA	—	To Be Announced
TBD	—	To Be Determined

Item 2 –	Controls and Procedures

2 (a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2 (b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

	By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock Limited Duration Income Trust

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: September 20, 2007

	By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock Limited Duration Income Trust

Date: September 20, 2007